CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (29,093)	$ (13,362)		$ (7,180)
Adjustments to reconcile net loss to net cash from operations (see appendix A)	6,961	1,357		(751)
Net cash used in operating activities	(22,132)	(12,005)		(7,931)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(620)	(482)		(1,384)
Advances payments for property and equipment	(4,381)
Short-term deposits, net		5,000		(5,000)
Proceeds from disposal of financial assets at fair value through profit or loss, net	247	206			[1]
Proceeds from sale of property and equipment	7
Changes in restricted bank deposits, net			[1]	13
Net cash provided by (used in) investing activities	(4,747)	4,724		(6,371)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares, net of issuance costs	63,131			30,608
Exercise of warrants (series 7)				1,844
Exercise of warrants	531
Exercise of options by employees	45
Net cash provided by financing activities	63,707			32,452
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	36,828	(7,281)		18,150
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	16,376	23,649		5,731
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	120	8		(232)
CASH AND CASH EQUIVALENTS - END OF YEAR	53,324	16,376		23,649
Income and expenses not involving cash flows:
Depreciation	829	701		746
Changes in the fair value of derivative financial instruments	184	(230)		213
Exchange differences on cash and cash equivalents	(120)	(8)		(403)
Exchange differences on restricted deposits	(7)		[1]		[1]
Exchange differences on short-term bank deposit					[1]
Gains on financial assets at fair value through profit or loss	(220)	(34)		(19)
Loss on sale of property and equipment	2
Share-based compensation to employees	1,203	536		381
Income and expenses not involving cash flows	1,871	965		918
Changes in operating asset and liability items:
Decrease (increase) in other receivables	1,259	(23)		(2,083)
Increase in accounts payable and accruals	3,831	415		414
Changes in operating asset and liability	5,090	392		(1,669)
Adjustments to reconcile net loss to net cash provided from operations	6,961	1,357		(751)
Information regarding investment and financing activities not involving cash flows:
Liability with respect to property purchase order		190
Settlement of liability in respect to derivative financial instrument to equity	281			1,060
Supplementary information to the statement of cash flows
Interest received	$ 244	$ 168		$ 44

[1]	Represents an amount less than $ 1,000.